Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund
Municipal Bond Fund - Institutional Class
Investment Objective
The investment objective of the Performance Trust Municipal Bond Fund (the

"Municipal Bond Fund") is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Bond Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Performance Trust Municipal Bond Fund Performance Trust Municipal Bond Fund - Institutional Class
Management Fees		0.40%
Other Expenses	[1]	7.26%
Total Annual Fund Operating Expenses		7.66%
Fee Waiver/Expense Reimbursement		(7.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.55%
[1]	Because the Municipal Bond Fund is new, these expenses are based on estimated amounts for the Municipal Bond Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Municipal Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Municipal Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for Institutional Class shares do not exceed 0.55% of the Municipal Bond Fund's average annual net assets through at least June 29, 2014. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the

Municipal Bond Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Performance Trust Municipal Bond Fund Performance Trust Municipal Bond Fund - Institutional Class	56	311

Portfolio Turnover
The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the

Municipal Bond Fund's performance. During the most recent fiscal year, the

Municipal Bond Fund's portfolio turnover rate was 15.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Municipal Bond Fund invests at least 80% of its net assets in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax. The Municipal Bond Fund may invest up to 20% of its net assets in below investment grade municipal securities as well as up to 20% of its net assets in securities that are subject to federal income tax. In addition, the Municipal Bond Fund may invest up to 20%

of its net assets in other investment companies, including closed-end funds and exchange-traded funds ("ETFs").

The Municipal Bond Fund invests in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories that pay interest that is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). Investment grade municipal securities include securities rated ("investment grade") (e.g.,

BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged by the Adviser to be of comparable quality. Below investment grade securities are commonly referred to as "high yield" or "junk" bonds.

The dollar-weighted average portfolio effective maturity of the Municipal Bond

Fund will normally be more than 10 years but less than 22 years. The average duration will be more than 5 years but less than 11 years.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return. The

Municipal Bond Fund's investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality. The Adviser makes a forward projection of an individual investment's total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons. The Adviser may choose to sell an investment with deteriorating credit quality or limited upside potential compared to other available investments in the market.

Principal Risks
Before investing in the Municipal Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Municipal Bond Fund.

The principal risks of investing in the Municipal Bond Fund include:

Management Risk

The risk that strategies employed by the Adviser in selecting investments for the Municipal Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

New Fund Risk

There can be no assurance that the Municipal Bond Fund will grow to or maintain an economically viable size.

Municipal Securities Risks

The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Because the Municipal Bond Fund may invest more than

25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the

Municipal Bond Fund.

Municipal obligations that the Municipal Bond Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Municipal Bond Fund.

The repayment of principal and interest on some of the municipal securities in which the Municipal Bond Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal securities in which the Municipal Bond Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks

Municipal securities may decrease in value during times when tax rates are falling. The Municipal Bond Fund's investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income. If this is the case, the Municipal Bond Fund's net return to you may be lower.

Fixed-Income Securities Risks

Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Municipal Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk

The fixed-income securities held by the Municipal Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Other Investment Companies Risk

You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Municipal Bond Fund's direct fees and expenses. As a result, your cost of investing in the Municipal

Bond Fund will be higher than the cost of investing directly in the underlying investment company shares.

Exchange-Traded Fund Risk

Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs,

unlike open-end mutual funds.

Liquidity Risk

There may be no willing buyer of the Municipal Bond Fund's portfolio securities and the Municipal Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Valuation Risk

The prices provided by the Municipal Bond Fund's pricing service or independent dealers or the fair value determinations made by the valuation committee of the

Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Performance
Performance information for the Municipal Bond Fund has not been presented because, as of the date of this Prospectus, the Municipal Bond Fund has not been in operation for a full calendar year.